UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund

Annual Report
September 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary September 30, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	34.1
8 - 30	29.1
31 - 60	19.9
61 - 90	11.0
91 - 180	5.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Certificate of Deposit - 18.3%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Domestic Certificates Of Deposit - 6.9%
Bank of America NA
11/9/23 to 2/28/24	5.57 to 5.75	36,000,000	36,007,499
BMO Harris Bank NA
12/5/23 to 1/12/24 (c)(d)	5.75 to 5.77	6,000,000	6,000,005
State Street Bank & Trust Co., Boston
2/20/24 to 2/22/24 (c)(d)	5.65	5,000,000	4,999,943
Wells Fargo Bank NA
11/6/23 (c)(d)	5.78	34,000,000	34,011,669
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT			81,019,116
New York Branch, Yankee Dollar, Foreign Banks - 11.4%
Bank of Nova Scotia
3/7/24 (c)(d)	5.65	3,000,000	3,000,158
Canadian Imperial Bank of Commerce
10/17/23	5.47	7,000,000	7,000,022
Credit Agricole CIB
10/31/23 to 11/3/23	5.58 to 5.61	14,000,000	14,002,654
Landesbank Baden-Wuerttemberg New York Branch
10/2/23 to 10/6/23	5.38	11,000,000	11,000,018
Mitsubishi UFJ Trust & Banking Corp.
10/2/23 to 12/15/23 (c)	5.58 to 5.64	43,000,000	43,007,580
Mizuho Corporate Bank Ltd.
11/13/23 to 12/22/23 (c)	5.55 to 5.58	28,000,000	28,002,239
MUFG Bank Ltd.
10/23/23 to 11/24/23	5.60 to 5.67	11,000,000	11,002,136
Sumitomo Mitsui Banking Corp.
10/11/23 to 1/9/24 (c)(d)	5.51 to 5.66	16,000,000	16,000,782
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			133,015,589
TOTAL CERTIFICATE OF DEPOSIT (Cost $214,009,707)			214,034,705

Financial Company Commercial Paper - 23.2%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Australia & New Zealand Banking Group Ltd.
11/13/23	5.61	1,000,000	993,275
Bank of Montreal
11/9/23 to 3/18/24 (c)	5.66 to 5.75	19,000,000	18,939,312
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/2/23 to 11/3/23 (e)	5.38 to 5.49	30,000,000	29,908,371
Bayerische Landesbank
10/26/23 to 11/10/23	5.52 to 5.54	28,000,000	27,860,231
Bedford Row Funding Corp.
3/20/24 (c)(d)	5.66	1,000,000	1,000,000
BofA Securities, Inc.
10/2/23	5.35	1,000,000	999,552
BPCE SA
10/12/23 to 12/14/23	5.56 to 5.63	27,000,000	26,871,733
Canadian Imperial Bank of Commerce
11/9/23 to 12/22/23 (c)	5.66 to 5.68	8,000,000	7,963,951
Credit Agricole CIB
10/5/23	5.53	4,000,000	3,996,478
Federation des caisses Desjardin
11/9/23 to 1/22/24	5.58 to 5.80	48,000,000	47,350,358
Landesbank Baden-Wurttemberg
10/2/23	5.35	28,000,000	27,987,517
Mitsubishi UFJ Trust & Banking Corp.
11/10/23	5.61	1,000,000	993,770
Mizuho Bank Ltd. Singapore Branch
11/17/23	5.52	3,000,000	2,977,668
National Bank of Canada
1/19/24	5.77	6,000,000	5,897,072
Podium Funding Trust
12/8/23 (c)(d)	5.76	1,000,000	999,998
2/22/24 (c)(d)	5.67	1,000,000	1,000,000
Podium Funding Trust (Liquidity Facility Bank of Montreal)

1/12/24	5.81	1,000,000	983,888
1/17/24	5.73	1,000,000	983,100
10/18/23	5.52	16,000,000	15,954,864
Royal Bank of Canada
11/9/23 (c)(d)	5.66	3,000,000	3,000,428
Skandinaviska Enskilda Banken AB
12/14/23	5.54	3,000,000	2,965,958
Sumitomo Mitsui Trust Bank Ltd.
10/11/23 to 11/27/23	5.52 to 5.53	29,000,000	28,830,776
Svenska Handelsbanken AB
1/3/24	5.62	5,000,000	4,927,707
The Toronto-Dominion Bank
10/16/23	5.38	7,000,000	6,982,490
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $270,418,796)			270,368,497

Asset Backed Commercial Paper - 8.3%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Atlantic Asset Securitization LLC (Liquidity Facility Credit Agricole CIB)

1/5/24	5.67	12,000,000	11,819,452
12/15/23	5.56	8,000,000	7,905,769
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)

10/10/23	5.40	13,000,000	12,978,768
10/10/23	5.40	15,000,000	14,975,502
10/4/23	5.36	4,000,000	3,997,037
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

10/18/23	5.56	1,000,000	997,160
12/13/23	5.69	1,000,000	988,490
12/20/23	5.68	6,000,000	5,924,273
2/9/24	5.76	1,000,000	979,285
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/10/23	5.55	2,000,000	1,996,734
10/10/23	5.56	1,000,000	998,382
10/11/23	5.55	1,000,000	998,218
12/13/23	5.59	11,000,000	10,874,073
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
12/18/23	5.56	3,000,000	2,963,400
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

10/11/23	5.45	1,150,000	1,147,951
10/5/23	5.43	7,000,000	6,993,774
11/28/23	5.52	11,000,000	10,899,716
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $97,466,115)			97,437,984

U.S. Treasury Debt - 28.3%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 28.3%
U.S. Treasury Bills
10/5/23 to 11/30/23	5.31 to 5.41	331,300,000	330,287,251

TOTAL U.S. TREASURY DEBT (Cost $330,243,117)			330,287,251

Variable Rate Demand Note - 0.8%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Texas - 0.8%
Texas Gen. Oblig. Series 2023 A, 5.4% 10/6/23, VRDN
10/6/23 (c)	5.40	9,300,000	9,300,000

TOTAL VARIABLE RATE DEMAND NOTE (Cost $9,300,000)			9,300,000

U.S. Government Agency Debt - 0.3%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 0.3%
Federal Home Loan Bank
10/20/23	5.33	3,000,000	2,992,320

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $2,991,624)			2,992,320

Non-Negotiable Time Deposit - 2.9%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Time Deposits - 2.9%
Barclays Bank PLC
10/2/23	5.37	19,000,000	19,000,000
Landesbank Hessen-Thuringen London Branch
10/2/23 to 10/4/23	5.37	7,000,000	6,999,982
Mizuho Bank Ltd. Canada Branch
10/3/23	5.34	7,695,000	7,695,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $33,695,000)			33,694,982

U.S. Government Agency Repurchase Agreement - 7.6%
	Maturity Amount ($)	Value ($)
With:
BMO Harris Bank NA at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $1,021,658, 4.00%, 1/20/50)	1,006,207	1,000,000
BNP Paribas, SA at:
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $17,399,459, 0.00% - 6.00%, 4/30/25 - 4/1/53)	17,105,513	17,000,000
5.36%, dated:
7/25/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,039,066, 0.00% - 7.50%, 1/31/24 - 9/20/53) (c)(d)(f)	1,013,698	1,000,000
8/1/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $1,031,153, 0.00% - 5.57%, 10/12/23 - 6/20/53) (c)(d)(f)	1,018,164	1,000,000
8/4/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,038,082, 0.00% - 7.50%, 1/31/24 - 9/20/53) (c)(d)(f)	1,018,164	1,000,000
8/23/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,035,483, 0.00% - 7.00%, 1/31/24 - 6/20/53) (c)(d)(f)	1,017,867	1,000,000
BofA Securities, Inc. at:
5.37%, dated 9/27/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,803, 2.38%, 3/31/29) (c)(d)(f)	1,018,049	1,000,000
5.41%, dated 8/28/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $6,152,233, 2.63%, 5/31/27)	6,056,805	6,000,000
CIBC Bank U.S.A. at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by Mortgage Loan Obligations valued at $4,086,627, 2.14% - 5.50%, 10/1/29 - 8/1/53)	4,012,402	4,000,000
Citigroup Global Capital Markets, Inc. at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $2,043,342, 0.00% - 2.50%, 8/15/40 - 1/1/52)	2,009,458	2,000,000
Goldman Sachs & Co. at 5.31%, dated:
9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $2,042,183, 1.50% - 3.13%, 11/15/28 - 2/15/30)	2,002,065	2,000,000
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $8,167,224, 0.63%, 5/15/30)	8,008,260	8,000,000
9/27/23 due 10/4/23 (Collateralized by U.S. Treasury Obligations valued at $8,166,019, 1.75% - 4.75%, 1/31/29 - 12/20/45)	8,008,260	8,000,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $10,204,515, 3.13% - 5.00%, 3/20/34 - 11/15/41)	10,010,325	10,000,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $6,131,738, 0.00% - 7.50%, 11/7/23 - 9/1/53)	6,037,240	6,000,000
RBC Financial Group at 5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $14,341,525, 0.00% - 7.00%, 7/31/24 - 9/20/63)	14,087,057	14,000,000
Wells Fargo Securities, LLC at:
5.32%, dated 9/29/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $3,061,357, 5.00%, 7/1/53)	3,003,103	3,000,000
5.36%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Government Obligations valued at $3,065,009, 3.00%, 8/1/51) (c)(d)(f)	3,027,247	3,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $89,000,000)		89,000,000

U.S. Treasury Repurchase Agreement - 2.5%
	Maturity Amount ($)	Value ($)
With:
Barclays Bank PLC at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $4,086,679, 0.50%, 2/28/26)	4,024,827	4,000,000
BofA Securities, Inc. at:
5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,021,691, 2.75%, 5/31/29)	1,006,218	1,000,000
5.38%, dated 8/28/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,025,353, 2.75%, 5/31/29)	1,009,415	1,000,000
CIBC Bank U.S.A. at:
5.31%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $2,043,389, 2.88% - 3.88%, 1/15/26 - 11/15/46)	2,005,900	2,000,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,021,783, 0.75% - 4.38%, 9/30/26 - 5/15/53)	1,006,201	1,000,000
Credit AG at:
5.31%, dated 9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,905, 1.00%, 7/31/28)	1,001,033	1,000,000
5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,021,667, 1.00%, 7/31/28)	1,006,207	1,000,000
ING Financial Markets LLC at 5.31%, dated:
9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $1,022,191, 1.88% - 3.88%, 5/15/43 - 2/15/53)	1,001,033	1,000,000
9/29/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,458, 0.00%, 11/9/23)	1,001,033	1,000,000
Mizuho Bank, Ltd. at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $3,066,846, 3.50%, 4/30/28)	3,001,328	3,000,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,022,225, 1.13% - 4.63%, 1/15/25 - 5/15/52)	1,006,218	1,000,000
MUFG Securities EMEA PLC at 5.31%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $5,099,060, 2.00% - 3.50%, 2/15/25 - 9/15/25)	5,002,213	5,000,000
Norinchukin Bank at:
5.34%, dated 9/25/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,030,304, 3.63% - 3.88%, 2/15/43 - 2/15/53)	1,001,038	1,000,000
5.35%, dated 9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,504, 3.88%, 2/15/43)	1,001,040	1,000,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 10/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,021,665, 0.13% - 6.88%, 1/15/24 - 2/15/45)	1,006,207	1,000,000
Royal Bank of Canada at 5.31%, dated 9/29/23 due 10/5/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,489, 2.38%, 8/15/24)	1,000,885	1,000,000
Societe Generale at 5.31%, dated 9/26/23 due 10/3/23 (Collateralized by U.S. Treasury Obligations valued at $3,092,739, 3.00%, 8/15/52)	3,003,098	3,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $29,000,000)		29,000,000

Other Repurchase Agreement - 3.0%
	Maturity Amount ($)	Value ($)
Other Repurchase Agreement - 3.0%
With:
BMO Capital Markets Corp. at:
5.46%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $1,050,491, 0.99% - 2.35%, 5/12/26 - 1/15/27)	1,000,455	1,000,000
5.52%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $1,079,754, 2.35% - 4.00%, 1/15/27 - 8/1/28)	1,000,460	1,000,000
BMO Chicago Branch at 5.52%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Government Obligations valued at $1,042,255, 0.14% - 10.50%, 5/1/25 - 2/16/61)	1,000,460	1,000,000
BNP Paribas Prime Brokerage, Inc. at 5.57%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $2,161,003)	2,000,928	2,000,000
HSBC Securities, Inc. at 5.55%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $1,081,087, 2.80% - 5.88%, 4/1/31 - 9/21/33)	1,000,463	1,000,000
ING Financial Markets LLC at 5.55%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $3,241,499)	3,001,388	3,000,000
J.P. Morgan Securities, LLC at:
5.82%, dated 9/6/23 due 12/28/23 (Collateralized by Equity Securities valued at $3,253,621) (c)(d)(f)	3,058,200	3,000,000
5.89%, dated 8/31/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $9,770,872, 0.00% - 6.88%, 2/15/24 - 6/1/26) (c)(d)(f)	9,047,120	9,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.55%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $1,080,509)	1,000,463	1,000,000
5.84%, dated 9/29/23 due 10/2/23 (Collateralized by Corporate Obligations valued at $1,080,843, 0.00% - 6.50%, 5/1/27 - 3/15/28)	1,000,487	1,000,000
Mizuho Securities U.S.A., Inc. at:
5.59%, dated 9/29/23 due 10/2/23 (Collateralized by Equity Securities valued at $1,080,825)	1,000,466	1,000,000
5.8%, dated 8/28/23 due 10/27/23 (Collateralized by Corporate Obligations valued at $2,172,347, 0.38% - 1.25%, 9/1/27 - 9/15/27) (c)(d)(f)	2,019,333	2,000,000
5.82%, dated 9/26/23 due 11/27/23 (Collateralized by Corporate Obligations valued at $4,325,015, 4.00% - 13.25%, 12/15/27 - 4/29/30) (c)(d)(f)	4,040,093	4,000,000
NatWest Markets Securities, Inc. at 5.57%, dated 9/29/23 due 10/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,022,130, 2.00% - 2.38%, 11/15/41 - 5/15/51)	1,000,464	1,000,000
RBC Capital Markets Co. at 5.82%, dated 9/26/23 due 11/27/23 (Collateralized by Corporate Obligations valued at $1,106,020, 2.54% - 7.27%, 2/20/27 - 1/21/31) (c)(d)(f)	1,010,023	1,000,000
Wells Fargo Securities, LLC at:
5.48%, dated 9/29/23 due 10/2/23 (Collateralized by Commercial Paper valued at $2,060,942, 0.00%, 1/8/24)	2,000,913	2,000,000
6.05%, dated 7/24/23 due 10/20/23 (Collateralized by Corporate Obligations valued at $1,092,832, 2.38%, 12/1/25)	1,014,789	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $35,000,000)		35,000,000

TOTAL INVESTMENT IN SECURITIES - 95.2% (Cost $1,111,124,359)	1,111,115,739
NET OTHER ASSETS (LIABILITIES) - 4.8%	56,304,489
NET ASSETS - 100.0%	1,167,420,228

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,908,371 or 2.6% of net assets.

(f)	The maturity amount is based on the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Certificate of Deposit	214,034,705	-	214,034,705	-

Financial Company Commercial Paper	270,368,497	-	270,368,497	-

Asset Backed Commercial Paper	97,437,984	-	97,437,984	-

U.S. Treasury Debt	330,287,251	-	330,287,251	-

Variable Rate Demand Note	9,300,000	-	9,300,000	-

U.S. Government Agency Debt	2,992,320	-	2,992,320	-

Non-Negotiable Time Deposit	33,694,982	-	33,694,982	-

U.S. Government Agency Repurchase Agreement	89,000,000	-	89,000,000	-

U.S. Treasury Repurchase Agreement	29,000,000	-	29,000,000	-

Other Repurchase Agreement	35,000,000	-	35,000,000	-
Total Investments in Securities:	1,111,115,739	-	1,111,115,739	-

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including repurchase agreements of $153,000,000) - See accompanying schedule Unaffiliated issuers (cost $1,111,124,359):		$1,111,115,739
Cash		60,195,394
Receivable for fund shares sold		3,378
Interest receivable		1,816,570
Receivable for interfund loans		16,025,000
Total assets		1,189,156,081
Liabilities
Payable for investments purchased	$19,917,711
Payable for fund shares redeemed	1,809,891
Other payables and accrued expenses	8,251
Total Liabilities		21,735,853
Net Assets		$1,167,420,228
Net Assets consist of:
Paid in capital		$1,167,428,308
Total accumulated earnings (loss)		(8,080)
Net Assets		$1,167,420,228
Net Asset Value, offering price and redemption price per share ($1,167,420,228 ÷ 1,167,506,232 shares)		$0.9999

Statement of Operations
		Year ended September 30, 2023
Investment Income
Interest (including $1,154,769 from affiliated interfund lending)		$61,657,917
Expenses
Custodian fees and expenses	$30,833
Independent trustees' fees and expenses	4,882
Miscellaneous	3
Total Expenses		35,718
Net Investment income (loss)		61,622,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,325)
Total net realized gain (loss)		(1,325)
Change in net unrealized appreciation (depreciation) on investment securities		7,015
Net gain (loss)		5,690
Net increase in net assets resulting from operations		$61,627,889
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,622,199	$14,440,325
Net realized gain (loss)	(1,325)	2,591
Change in net unrealized appreciation (depreciation)	7,015	(58,881)
Net increase in net assets resulting from operations	61,627,889	14,384,035
Distributions to shareholders	(61,622,823)	(14,486,964)

Affiliated share transactions
Proceeds from sales of shares	73,709,188	452,697,024
Reinvestment of distributions	61,622,823	14,486,964
Cost of shares redeemed	(365,388,037)	(401,492,239)

Net increase (decrease) in net assets and shares resulting from share transactions	(230,056,026)	65,691,749
Total increase (decrease) in net assets	(230,050,960)	65,588,820

Net Assets
Beginning of period	1,397,471,188	1,331,882,368
End of period	$1,167,420,228	$1,397,471,188

Other Information
Shares
Sold	73,711,471	452,717,979
Issued in reinvestment of distributions	61,628,821	14,488,117
Redeemed	(365,415,279)	(401,522,135)
Net increase (decrease)	(230,074,987)	65,683,961

Financial Highlights
Fidelity® Money Market Central Fund

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$.9999	$1.0000	$1.0000	$1.0000	$1.0000
Income from Investment Operations
Net investment income (loss) A	.0482	.0093	.0018	.0116	.0253
Net realized and unrealized gain (loss)	- B	(.0001)	- B	- B	- B
Total from investment operations	.0482	.0092	.0018	.0116	.0253
Distributions from net investment income	(.0482)	(.0093)	(.0018)	(.0116)	(.0253)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.0482)	(.0093)	(.0018)	(.0116)	(.0253)
Net asset value, end of period	$.9999	$.9999	$1.0000	$1.0000	$1.0000
Total Return C	4.93%	.93%	.18%	1.16%	2.56%
Ratios to Average Net Assets A,D,E
Expenses before reductions	-% F	-% F	-% F	.01%	.01%
Expenses net of fee waivers, if any	-% F	-% F	-% F	.01%	.01%
Expenses net of all reductions	-% F	-% F	-% F	.01%	.01%
Net investment income (loss)	4.79%	.91%	.18%	1.22%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,167,420	$1,397,471	$1,331,882	$1,308,709	$1,820,832

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.00005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$76,855
Gross unrealized depreciation	(85,475)
Net unrealized appreciation (depreciation)	$(8,620)
Tax Cost	$1,111,124,359

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,864
Capital loss carryforward	$(1,325)
Net unrealized appreciation (depreciation) on securities and other investments	$(8,620)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,325)
Long-term	-
Total capital loss carryforward	$(1,325)

The tax character of distributions paid was as follows:

	September 30, 2023	September 30, 2022
Ordinary Income	$61,622,823	$14,486,964

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Money Market Central Fund	Lender	16,381,968	4.82%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of Fidelity Money Market Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of September 30, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® Money Market Central Fund	0.0033%
Actual		$ 1,000	$ 1,026.80	$ .02
Hypothetical-B		$ 1,000	$ 1,025.05	$ .02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,464,440 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $61,622,823 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Money Market Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

1.743123.123
CFM-ANN-1123

Item 2.

Code of Ethics

As of the end of the period, September 30, 2023, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Money Market Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$44,200	$-	$5,600	$1,000

September 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$43,700	$-	$5,200	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2023A	September 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2023A	September 30, 2022A
Deloitte Entities	$249,200	$463,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023